Financial instruments and risk management - Summary of financial instruments carried at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 12,807	$ 10,381
Investments in equity shares and funds	3,504	3,764
Other investments, including loans	2,682	2,899
Trade and other financial receivables	2,762	3,286
Trade and other financial payables	(6,356)	(5,847)
Net assets	56,590	51,903
Provisionally priced receivables recognised relating to sales contracts	1,114	1,671
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	12,807	10,381
Investments in equity shares and funds	117	75
Other investments, including loans	2,682	2,899
Trade and other financial receivables	2,762	3,286
Forward contracts and option contracts: designated as hedges	(125)	53
Forward contracts and option contracts, not designated as hedges	(120)	180
Derivatives related to net debt	(101)	248
Trade and other financial payables	(6,356)	(5,847)
Net assets	11,666	11,275
Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,138	6,411
Investments in equity shares and funds	64	35
Other investments, including loans	2,422	2,563
Trade and other financial receivables	1	5
Forward contracts and option contracts: designated as hedges	0	0
Forward contracts and option contracts, not designated as hedges	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Net assets	6,625	9,014
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	0	0
Trade and other financial receivables	1,163	1,802
Forward contracts and option contracts: designated as hedges	0	7
Forward contracts and option contracts, not designated as hedges	(131)	69
Derivatives related to net debt	(101)	248
Trade and other financial payables	(67)	(30)
Net assets	864	2,096
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	53	40
Other investments, including loans	238	198
Trade and other financial receivables	0	0
Forward contracts and option contracts: designated as hedges	(125)	46
Forward contracts and option contracts, not designated as hedges	11	111
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Net assets	177	395
Not held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	8,669	3,970
Investments in equity shares and funds	0	0
Other investments, including loans	22	138
Trade and other financial receivables	1,598	1,479
Forward contracts and option contracts: designated as hedges	0	0
Forward contracts and option contracts, not designated as hedges	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	(6,289)	(5,817)
Net assets	$ 4,000	$ (230)